Long-term Investments - Equity Method Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating data:
Revenue	$ 626,402	$ 1,884,793	$ 1,139,303
Gross profit	470,681	1,385,828	777,323
Income (loss) from operations	(128,034)	(21,238)	17,866
Net income (loss)	(34,455)	(57,894)	1,772
Net income (loss) attributable to our equity method investments	(33,053)	(27,895)	$ 17,859
Balance sheet data:
Current assets	918,942	858,996
Long-term assets	733,487	606,819
Current liabilities	257,650	206,928
Long-term liabilities	24,875	29,406
Non-controlling interests	$ (1,445)	$ 3,320